Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-38182
Entity Registrant Name	BEELINE HOLDINGS, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	188 Valley Street
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02909
City Area Code	(888)
Local Phone Number	810-5760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false